LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES
                    (the "Asset Allocation Fund" and "Fund")
              Supplement to the Prospectuses dated May 1, 2005
             (Replacing the Supplement dated September 2, 2005)

     The paragraphs describing the portfolio managers for the Asset Allocation Fund under the section TRUST MANAGEMENT ORGANIZATIONS: PORTFOLIO MANAGERS are replaced in their entirety as follows:

Liberty Asset Allocation Fund, Variable Series.
Vikram J. Kuriyan, PhD, a portfolio manager of Columbia Management, is the lead manager for the Asset Allocation Fund and has co-managed the Fund since August, 2005. Dr. Kuriyan has been associated with Columbia Management or its affiliates since January, 2000.

Karen Wurdack, a portfolio manager of Columbia Management, is a co-manager for the Asset Allocation Fund and has co-managed the Fund since August, 2005. Ms. Wurdack has been associated with Columbia Management or its affiliates since August, 1993.

Dr. Kuriyan and Ms. Wurdack are responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large cap growth stocks                              Paul J. Berlinguet, Edward P. Hickey,
                                                     Roger R. Sullivan, Mary-Ann Ward and John
                                                     T. Wilson
Large cap value stocks                               Lori J. Ensinger, Diane L. Sobin, David I.
Hoffman and                                          Noah J. Petrucci
Mid cap growth stocks                                Kenneth A. Korngiebel
Mid cap value stocks                                 Diane L. Sobin, David I. Hoffman,
                                                     Lori J. Ensinger
                                                     and Noah J. Petrucci
Small cap growth stocks                              Christian Pineno and Daniel H. Cole
Small cap value stocks                               Stephen D. Barbaro and Jeremy Javidi
Foreign stocks                                       NIMNAI
Investment grade bonds                               Leonard A. Aplet
Non-investment grade bonds                           Stephen Peacher

Paul J. Berlinguet, a senior vice president of Columbia Management, head of the advisor's Small Cap Growth team and head of the Large Cap Growth team, has managed or co-managed the portion of the Fund allocated to the large cap growth stocks category since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large cap growth portfolio manager at Baring Asset Management. During his 12-year career at Baring Asset Management, he also managed a small cap aggressive growth unit trust and was lead Portfolio Manager for four years.

Edward P. Hickey, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Hickey has been associated with Columbia Management or its predecessors since November, 1998.

Roger R. Sullivan, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Sullivan has been associated with Columbia Management or its predecessors since January, 2005. Prior to joining in January, 2005, Mr. Sullivan was a senior vice president of Putnam Investments from December, 1994 to December, 2004.

Mary-Ann Ward, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Ms. Ward has been associated with Columbia Management or its predecessors since July, 1997.

John T. Wilson, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since August, 2005. Mr. Wilson has been associated with Columbia Management since July, 2005. Prior to July, 2005, Mr. Wilson was a managing director and head of the Large Cap Core Team of State Street Research and Management from May, 1996 to July, 2005.

Diane L. Sobin, a senior portfolio manager of Columbia Management, is lead manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed that portion of the Fund since September, 2004. Ms. Sobin is also a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since September, 2005. Ms. Sobin has been associated with Columbia Management or its affiliates since August, 2001. Prior to joining in August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001.

David I. Hoffman, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed that portion of the Fund since September, 2004. Mr. Hoffman is also a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since September, 2005. Mr. Hoffman has been associated with Columbia Management or its affiliates since August, 2001. Prior to joining in August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001.

Lori J. Ensinger, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed that portion of the Fund since September, 2004. Ms. Ensinger is also a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since September, 2005. Ms. Ensinger has been associated with Columbia Management or its affiliates since August, 2001. Prior to 2001, Ms. Ensinger directed the investment strategy for all institutional assets managed under the U.S. large-cap value style at Zurich Scudder Investments from 1999 to 2001.

Noah J. Petrucci, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed that portion of the Fund since September, 2004. Mr. Petrucci is also a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since September, 2005. Mr. Petrucci has been associated with Columbia Management or its affiliates since February, 2002. Prior to February, 2002, Mr. Petrucci was employed by Zurich Scudder Investments from October, 1996, serving most recently as a product specialist/portfolio manager from April, 2001 to February, 2002.

Kenneth A. Korngiebel, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Management or its predecessors since 1996.


Christian Pineno, a portfolio manager of Columbia Management, is the lead manager for the portion of the Fund allocated to the small-cap growth stocks category and has been associated with that portion of the Fund since June, 2005. Mr. Pineno has been associated with Columbia Management or its affiliates since July, 1995.

Daniel H. Cole, a portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Cole has been associated with Columbia Management or its affiliates since September, 2001. Prior to September, 2001, Mr. Cole was a portfolio manager and analyst with Neuberger Berman, LLC from July, 1999 to September, 2001.

Stephen D. Barbaro, a vice president of Columbia Management, manages the portion of the Fund's assets allocated to the small cap value stocks category. He has been associated with Columbia Management and its predecessors since 1976.

Jeremy Javidi, a vice president of Columbia Management, is a co-manager for the portion of the Fund's assets allocated to the small cap value stocks category and has co-managed the Fund since August, 2005. Mr. Javidi has been associated with Columbia Management or its affiliates since January, 2000.

Leonard A. Aplet, senior vice president of Columbia Management, manages the portion of the Fund allocated to the investment grade bonds category and has managed that portion of the Fund since March, 2005. Mr. Aplet has been associated with Columbia Management since 1987.

Stephen Peacher, a managing director of Columbia Management, is the manager for the portion of the Fund allocated to non-investment grade bonds and has managed that portion of the Fund since September, 2005. Mr. Peacher has been associated with Columbia Management since April, 2005. Prior to April, 2005, Mr. Peacher was employed by Putnam Investments, where he served as the Chief Investment Officer of the Credit Team for the previous five years.


Nordea Investment Management North America, Inc. (NIMNAI), located at 437 Madison Avenue, 22nd Floor, New York, New York 10022, is the Asset Allocation Fund's investment sub-advisor. The subadvisory agreement with NIMNAI provides that the Fund's advisor shall pay NIMNAI a monthly fee at the annual rate of 0.40% of the average daily net asset value of that portion of the Asset Allocation Fund's assets under management by NIMNAI. NIMNAI offers a range of equity investment products and services to institutional clients, including private and public retirement funds, unions, endowments, foundations and insurance companies, as well as to mutual fund sponsors on a sub-advisory basis. NIMNAI is an indirect wholly owned subsidiary of Nordea AB. As part of an internal reorganization, Nordea AB created NIMNAI to assume the investment management business of Nordea Securities, Inc. In its duties as investment subadvisor, NIMNAI manages a portion of the Asset Allocation Fund's foreign securities. NIMNAI has been an investment advisor since 1994. As of January 31, 2005, NIMNAI managed over $101 billion in assets. NIMNAI investment decisions are made by a team. No single individual at NIMNAI is primarily responsible for making investment decisions with respect to the Asset Allocation Fund.

Robert Madsen, a portfolio manager for NIMNAI, is a co-manager for the portion of the Fund allocated to foreign stocks and has co-managed the portion of the Fund since July, 2001. Mr. Madsen has been associated with NIMNAI since 1993.

Klaus Ropke, a portfolio manager for NIMNAI, is a co-manager the portion of the Fund allocated to foreign stocks and has co-managed the portion of the Fund since July, 2001. Mr Ropke has been associated with NIMNAI since 1995.



September 19, 2005

                 LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2005

         All references to Jeffrey L. Rippey are deleted from the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS.

The following is added to the table "Other Accounts Managed by Portfolio Managers" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS:

------------------------------- ----------------------------- ------------------------------- -------------------------------

                                    Other SEC-registered
                 open-end and closed-end Other pooled investment
      Portfolio Manager                    funds                         vehicles                     Other accounts
------------------------------- ----------------------------- ------------------------------- -------------------------------
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
                                  Number of       Assets        Number of         Assets        Number of         Assets
                                  accounts                       accounts                        accounts
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
Stephen Peacher*                      0             N/A             0              N/A              0              N/A
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
*Information provided as of August 31, 2005.

The following is added to the table "Ownership of Securities" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS:

------------------------------------------------------- -----------------------------------------------------
                                                           Dollar Range of Equity Securities in the Fund
                  Portfolio Manager                                      Beneficially Owned

------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Stephen Peacher                                                                  $0
------------------------------------------------------- -----------------------------------------------------

The following is added to the table "Compensation" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS:

--------------------------------------- --------------------------------------- ----------------------------------
          Portfolio Manager                     Performance Benchmarks                     Peer Group

--------------------------------------- --------------------------------------- ----------------------------------
--------------------------------------- --------------------------------------- ----------------------------------
Stephen Peacher                                      S&P 500 Index               Morningstar Moderate Allocation
                                                          and                                Category
                                              Lehman Aggregate Bond Index
--------------------------------------- --------------------------------------- ----------------------------------

                                                             September 19, 2005